RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10 — RELATED PARTY TRANSACTIONS

MB Technology Holdings, LLC

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. For the three and six months ended June 30, 2017 and 2016, the Company incurred fees related to the Management Agreement of $75,000 and $150,000, respectively. In addition, during the quarter ended March 31, 2017, the Company’s Board of Directors approved an additional $27,000 fee to be paid to MBTH as consideration for additional efforts provided by MBTH in connection with the Company’s financing and acquisition efforts. The Company recorded these fees in general and administrative expenses on the accompanying Condensed Consolidated Statement of Operations. Roger Branton, the Company’s Chief Financial Officer, and George Schmitt, the Company’s Chief Executive Officer and Executive Chairman, are directors of MBTH, and Richard Mooers, a director of the Company, is the Chief Executive Officer and a director of MBTH.

The Company has agreed to award MBTH a 3% cash success fee if MBTH arranges financing for the Company, arranges a merger, consolidation or sale by the Company of substantially all of the assets. The Company accrued approximately $436,000 for equity financings between August 1, 2015 and July 31, 2016. No additional fees pursuant to the 3% cash success fee have been accrued since.

The balance outstanding to MBTH at June 30, 2017 and December 31, 2016 was $1,633,000 and $96,000, respectively, and has been included in due to related parties on the Condensed Consolidated Balance Sheet.

On March 3, 2016, our Board of Directors approved the issuance of up to $300,000 in shares of common stock to MBTH as compensation for financial services in connection with the IMT acquisition. Such shares of common stock were to be issued to MBTH in an initial tranche in the amount of $150,000 on March 15, 2016, and a second tranche to MBTH of up to $150,000 in shares of common stock if IMT achieves certain performance goals by December 31, 2016. On August 10, 2016, the disinterested members of the Board of Directors believing it to be in the best interest of the Company, resolved to pay the award in cash instead of common stock. The Company accrued $150,000 in the due to related party balance owed to MBTH for the initial tranche and paid this cash fee during 2016. During the quarter ended June 30, 2017, the Company accrued the second tranche of $150,000 in the due to related party owed to MBTH.

On November 29, 2016, the Company and MBTH entered into an acquisition services agreement (the ‘‘M&A Services Agreement’’) pursuant to which the Company engaged MBTH to provide services in connection with merger and acquisition searches, negotiating and structuring deal terms and other related services. The M&A Services Agreement incorporates by reference the terms of the Management Agreement, as well as the Company’s agreement with MBTH on January 12, 2013 to pay MBTH a 3% success fee (the ‘‘3% Success Fee’’) on any financing arranged for the Company, merger or consolidation of the Company or sale by the Company of substantially all of its assets. The M&A Services Agreement has the following additional terms:

(1)
The Company will pay MBTH an acquisition fee equal to the greater of $250,000 or 8% of the total acquisition price (the ‘‘Acquisition Fee’’). Where possible, the Company will pay MBTH 50% of the Acquisition Fee at closing of a transaction, and in any case, not later than thirty (30) days following such closing, 25% of the Acquisition Fee three (3) months following such closing and 25% of the Acquisition Fee six (6) months following such closing.

(2)
In addition to any other fees, the Company will pay MBTH a due diligence fee of $250,000 only on successfully closed transactions. This due diligence fee shall be paid to MBTH as warrants to purchase shares of common stock of the Company in an amount equal to $250,000 divided by the lower of the market price of the common stock on the day of closing of the transaction or the price of equity offered to finance such acquisition. The exercise price of such warrants will be $0.01.

(3)
The Company and MBTH agreed to waive the 3% Success Fee in connection with the Company’s proposed acquisition of Vislink. The Company and MBTH also agreed to waive, on a case by case basis, the 3% Success Fee whenever any future Acquisition Fee is more than $1 million.

(4)
In the event the Company engages an independent, external advisor to value an acquisition and the valuation is higher than the price negotiated by MBTH on behalf of the Company, then MBTH will receive an additional fee of 5% of such gain (the “Bargain Purchase Gain”).

(5)
MBTH has the option to convert up to 50% of its fees into shares of common stock of the Company, so long as the receivable remains outstanding. The conversion price will be the lower of 110% of the price of the common stock on the day of closing of a transaction or the price of equity securities offered in connection with any acquisition financing. If MBTH converts at least 25% of its fees, then the Company agrees to register all shares of common stock of the Company held by MBTH.

(6)
If MBTH’s services assist the Company in achieving forward sales of at least $50 million via acquisitions, then the Company agrees to offer MBTH a three (3) year option to acquire up to 25% of the Company’s shares of common stock outstanding after such issuance (the “Block Purchase Option”). The price per share of common stock will be 125% of the price of the Company’s common stock on the day the option is exercised.

On February 16, 2017, the Board of Directors amended the terms of the Block Purchase Option in the M&A Services Agreement to allow MBTH the option to acquire 25% of the fully diluted outstanding shares of common stock and warrants of the Company at a price of $2.10 per share and for a five-year term. There has been no impact on the results from operations since the certainty of the performance condition is not known.

The M&A Services Agreement is effective as of November 1, 2016, and will automatically renew annually, unless earlier terminated by the Company or MBTH upon thirty (30) days’ written notice.

The Company accrued an additional $1,480,000 in acquisition fees during the quarter ending March 31, 2017, in connection with the acquisition of Vislink as per the M&A Services Agreement. The $1,480,000 represents 8% of the acquisition price. The Company recorded these fees in general and administrative expenses on the accompanying Condensed Consolidated Statement of Operations and included such fees in due to related parties on the Condensed Consolidated Balance Sheet.

The Company accrued an additional $777,000 in fees as 5% of the Bargain Purchase Gain during the quarter ending June 30, 2017, in connection with the acquisition of Vislink as per the M&A Services Agreement. The $777,000 represents 5% of the Bargain Purchase Gain of $15,530,000 after an independent, external advisor valued the acquisition. The Company recorded these fees in general and administrative expenses on the accompanying Condensed Consolidated Statement of Operations and included such fees in due to related parties on the Condensed Consolidated Balance Sheet.

The Company recorded $265,000 as the fair market value of the warrant paid to MBTH in connection with the closing of the Vislink acquisition as per the M&A Services Agreement. The Company recorded these fees in general and administrative expenses on the accompanying Condensed Consolidated Statement of Operations and accrued expenses on the accompanying Condensed Consolidated Balance Sheet as the warrant has not yet been issued.

From January 1, 2017 to June 30, 2017, the Company issued 71,526 shares of common stock to MBTH in settlement of amounts due of $120,000.

17 — RELATED PARTY TRANSACTIONS

MB Technology Holdings, LLC

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. The Company incurred fees related to the Management Agreement of $300,000 and $300,000 respectively, for the years ended December 31, 2016 and 2015. Roger Branton, the Company’s Chief Financial Officer, George Schmitt, the Company’s Executive Chairman and, effective as of February 17, 2015, Chief Executive Officer, are directors of MBTH, and Richard Mooers, a director of the Company, is the Chief Executive Officer and a director of MBTH.

The Company has agreed to award MBTH a 3% cash success fee if MBTH arranges financing, a merger, consolidation or sale by the Company of substantially all of its assets. On February 24, 2015, MBTH invoiced the Company for $700,000 in fees associated with equity financings that had occurred through April 16, 2014 at a rate of 3% per financing less certain discounts. The Company incurred approximately $436,000 and $90,000 for fees associated with financings during the years ended December 31, 2016 and 2015, respectively. In addition, during the year ended December 31, 2016, the Company’s Board of Directors approved an additional $115,000 fee to be paid to MBTH as consideration for additional efforts provided by MBTH in connection with the Company’s financing and acquisition efforts. The Company recorded these fees in general and administrative expenses on the accompanying consolidated statement of operations.

On November 29, 2016, the Company and MBTH entered into an acquisition services agreement (the ‘‘M&A Services Agreement’’) pursuant to which the Company engaged MBTH to provide services in connection with merger and acquisition searches, negotiating and structuring deal terms and other related services. The M&A Services Agreement incorporates by reference the terms of the Management Agreement, as well as the Company’s agreement with MBTH on January 12, 2013 to pay MBTH a 3% success fee (the ‘‘3% Success Fee’’) on any financing arranged for the Company, merger or consolidation of the Company or sale by the Company of substantially all of its assets. The M&A Services Agreement has the following additional terms:

(1)
The Company will pay MBTH an acquisition fee equal to the greater of $250,000 or 8% of the total acquisition price (the ‘‘Acquisition Fee’’). Where possible, the Company will pay MBTH 50% of the Acquisition Fee at closing of a transaction, and in any case, not later than thirty (30) days following such closing, 25% of the Acquisition Fee three (3) months following such closing and 25% of the Acquisition Fee six (6) months following such closing.

(2)
In addition to any other fees, the Company will pay MBTH a due diligence fee of $250,000 only on successfully closed transactions. This due diligence fee shall be paid to MBTH as warrants to purchase shares of common stock of the Company in an amount equal to $250,000 divided by the lower of the market price of the common stock on the day of closing of the transaction or the price of equity offered to finance such acquisition. The exercise price of such warrants will be $0.01.

(3)
The Company and MBTH agreed to waive the 3% Success Fee in connection with the Company’s proposed acquisition of Vislink. The Company and MBTH also agreed to waive, on a case by case basis, the 3% Success Fee whenever any future Acquisition Fee is more than $1 million.

(4)
In the event the Company engages an independent, external advisor to value an acquisition and the valuation is higher than the price negotiated by MBTH on behalf of the Company, then MBTH will receive an additional fee of 5% of such gain.

(5)
MBTH has the option to convert up to 50% of its fees into shares of common stock of the Company, so long as the receivable remains outstanding. The conversion price will be the lower of 110% of the price of the common stock on the day of closing of a transaction or the price of equity securities offered in connection with any acquisition financing. If MBTH converts at least 25% of its fees, then the Company agrees to register all shares of common stock of the Company held by MBTH.

(6)
If MBTH’s services assist the Company in achieving forward sales of at least $50 million via acquisitions, then the Company agrees to offer MBTH a three (3) year option to acquire up to 25% of the Company’s shares of common stock outstanding after such issuance. The price per share of common stock will be 125% of the price of the Company’s common stock on the day the option is exercised.

On February 16, 2017, the Board of Directors amended the terms of the Block Purchase Option in the M&A Services Agreement to allow MBTH the option to acquire 25% of the fully diluted outstanding shares and warrants of xG Technology at a price of $2.10 per share and for a five-year term.

The M&A Services Agreement is effective as of November 1, 2016 and will automatically renew annually, unless earlier terminated by the Company or MBTH upon thirty (30) days’ written notice.

On March 3, 2016, our Board of Directors approved the issuance of up to $300,000 in shares of common stock to MBTH as compensation for financial services in connection with the IMT acquisition. Such shares of common stock were to be issued to MBTH in an initial tranche in the amount of $150,000 on March 15, 2016, which shares of common stock have not yet been issued and a second tranche to MBTH of up to $150,000 in shares of common stock if IMT achieves certain performance goals by December 31, 2016. On August 10, 2016, the disinterested members of the Board of Directors believing it to be in the best interest of the Company, resolved to pay the award in cash instead of shares. The Company accrued $150,000 in the due to related party balance owed to MBTH and has paid these cash fees during 2016.

During the year ended, December 31, 2016, the Company accrued an additional $90,000 for rent expense and $115,000 for additional management fees in the due to related party balance owed to MBTH.

During the year ended December 31, 2016, the Company issued 49,712 shares of common stock to MBTH in settlement of amounts due of $364,000. In addition, during the year ended December 31, 2016, the Company repaid $655,000 amounts due to MBTH in cash. The balance outstanding to MBTH as of December 31, 2016 is $96,000 and has been included in due to related parties on the Consolidated Balance Sheet. On February 24, 2015, the Company issued 3,326 shares of common stock to MBTH in consideration of settling $1,756,098 of amounts due to related parties at a price of $528 per share.

George Schmitt — Due to Related Party

George Schmitt, Chairman of the Board and Chief Executive Officer currently makes an annual salary of $300,000 and receives all of his compensation in shares of the Company’s common stock. In 2016, Mr. Schmitt received 46,637 shares with a fair market value of $296,000. In 2015, Mr. Schmitt received 1,346 shares with a fair market value of $135,000.

On February 23, 2015, the Company issued 845,000 shares of Series B Preferred Stock, 45 shares of common stock, and warrants to purchase an aggregate 353 shares of common stock exercisable for five years at a price of $2,400 per share in full settlement and extinguishment of $845,000 due to family members of George Schmitt. See Note 6.

From January 1, 2015 through December 31, 2015, the Company received a total of $1,900,000 in loans from Mr. Schmitt. On August 19, 2015, the Company repaid $500,000 of the outstanding due to related party balance owed to Mr. Schmitt.

In October 2015, Mr. Schmitt agreed to convert $500,000 of existing loans due from the Company into 7,441 shares of the Company’s common stock with a grant date fair value of approximately $500,000.

On July 25, 2016, the Company repaid the outstanding principal totaling $300,000 and $70,484 in interest to Mr. Schmitt. As of December 31, 2016, the Company has repaid in full the advances George Schmitt made to the Company in 2015. For the year ended December 31, 2016, the Company accrued interest expense of $14,000, respectively.

In October 2016, the Board of Directors agreed to give George Schmitt 27,977 shares of common stock for being the guarantor of the $2.5 million debt related to the IMT acquisition and the Company recorded the fair market value of the shares at $103,000 in general and administrative expenses in the accompanying consolidated statement of operations. These common shares were issued in January 2017. At the same meeting, the Board of Directors also agreed to give George Schmitt 20,833 warrants at an exercise price of $8.40 and the Company recorded the grant date fair value of the warrants at $77,000.

Deferred Revenue

On March 31, 2015, the Company shipped additional equipment purchased by Larry Townes, a former director of xG Technology at the time of purchase order, and received a partial payment for the equipment that had been previously delivered in those transactions as the purchasers indicated that the equipment met certain technical specifications associated with their networks. Despite the technical specifications being met, the customer opted to return a portion of the equipment to the Company during the year ended December 31, 2015 resulting in the Company reversing accounts receivable of $336,000, with a corresponding reversal to deferred revenue.

In May 2015, the Company received an order for approximately $100,000 in xMax mobile broadband wireless equipment and services which will be deployed in a network to be initially installed in Escazu, Costa Rica, with plans to expand in other Latin American locations. The xMax equipment order was received from Itellum, LLC (“Itellum”), an entity owned by MBTH, a related party, one of four companies who have entered into a formal agreement to participate in the initial xMax deployment as well as expansion into other Latin American markets thereafter. The other partners include Level 3 Communications (“Level 3”), Osmin Vargas Corporacion (“OV”), and MBTH. In June 2015, the Company announced the successful installation and initial deployment of an xMax broadband network in Escazu, Costa Rica by Itellum. This represents the first stage of xMax network deployments that are expected to cover additional areas of Costa Rica, with plans for expansion into other Latin American locations. In June 2015, the Company received an additional order for approximately $58,000 in xMax mobile broadband wireless equipment and services from Itellum.

Related party revenue was $0 for the year ended December 31, 2016 compared to $156,000 for the year ended December 31, 2015. During the year ended December 31, 2016, the Company wrote-off accounts receivable — related party of $156,000 to bad debt.